Average Annual Total Returns - Brighthouse Balanced Plus Portfolio	Apr. 30, 2021
Dow Jones Moderate Index (reflects no deduction for mutual fund fees or expenses)
Average Annual Return:
1 Year	12.24%
5 Years	9.36%
Since Inception	7.21%
Class B
Average Annual Return:
1 Year	12.52%
5 Years	10.56%
Since Inception	8.13%
Inception Date	May 02, 2011